Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Carrying Value		$ 450,628		$ 450,628		$ 474,855
Unamortized deferred financing costs		(2,840)		(2,840)		(1,679)	$ (600)
Total Debt Carried at Cost, Net		447,788		447,788		473,176
Total Debt Carried at Fair Value		18,962		18,962		0
Total Debt Carried at Cost, Net		$ 466,750		$ 466,750		473,176	289,191
Debt repurchase exit fee, percentage		0.50%		0.50%
Amortization of deferred financing costs		$ 300	$ 100	$ 732	$ 712	1,035	330
Funding Debt
Debt Instrument [Line Items]
Carrying Value		211,499		211,499		305,850
Total Debt Carried at Cost, Net						305,294	264,143
MSR Financing
Debt Instrument [Line Items]
Total Debt Carried at Cost, Net						39,781	0
Financed Retained Interests
Debt Instrument [Line Items]
Total Debt Carried at Cost, Net						128,101	25,048
Warehouse Facility 1 | Funding Debt
Debt Instrument [Line Items]
Carrying Value		$ 0		$ 0		28,286
Total Debt Carried at Cost, Net						$ 28,286	12,400
Weighted Average Funding Cost		0.00%		0.00%		9.30%
Collateral Carrying Value		$ 0		$ 0		$ 33,214
Debt instrument, basis spread on variable rate						4.90%
Warehouse Facility 2 | Funding Debt
Debt Instrument [Line Items]
Carrying Value		$ 21,270		$ 21,270		$ 61,007
Total Debt Carried at Cost, Net						$ 61,007	147,629
Weighted Average Funding Cost		6.40%		6.40%		8.40%
Collateral Carrying Value		$ 24,584		$ 24,584		$ 62,756
Debt instrument, basis spread on variable rate				2.25%		4.00%
Debt repurchase exit fee, percentage						0.50%
Warehouse Facility 3
Debt Instrument [Line Items]
Debt repurchase exit fee, percentage						0.50%
Warehouse Facility 3 | Funding Debt
Debt Instrument [Line Items]
Carrying Value		$ 0		$ 0		$ 26,227
Total Debt Carried at Cost, Net						$ 26,227	21,300
Weighted Average Funding Cost		0.00%		0.00%		9.90%
Collateral Carrying Value		$ 0		$ 0		$ 24,827
Quarterly variable exit fee based on first principal balance repurchased amount		50,000		50,000		50,000
Quarterly variable exit fee based on principal balance repurchased in excess of amount		$ 50,000		$ 50,000		$ 50,000
Warehouse Facility 3 | Funding Debt | Minimum
Debt Instrument [Line Items]
Debt repurchase exit fee, percentage		0.125%		0.125%		0.125%
Warehouse Facility 3 | Funding Debt | Maximum
Debt Instrument [Line Items]
Debt repurchase exit fee, percentage		1.50%		1.50%		1.50%
Warehouse Facility 4
Debt Instrument [Line Items]
Line of credit facility, unused capacity, commitment fee percentage				0.50%		0.50%
Warehouse Facility 4 | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				2.15%		3.50%
Warehouse Facility 4 | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				5.50%		7.50%
Warehouse Facility 4 | Funding Debt
Debt Instrument [Line Items]
Carrying Value		$ 59,647		$ 59,647		$ 68,568
Total Debt Carried at Cost, Net						$ 68,426	5,944
Weighted Average Funding Cost		6.70%		6.70%		8.80%
Collateral Carrying Value		$ 60,367		$ 60,367		$ 72,367
Warehouse Facility 5 | Funding Debt
Debt Instrument [Line Items]
Carrying Value		$ 0		$ 0		21,697
Total Debt Carried at Cost, Net						$ 21,697	22,600
Weighted Average Funding Cost		0.00%		0.00%		10.20%
Collateral Carrying Value		$ 0		$ 0		$ 21,216
REIT Warehouse
Debt Instrument [Line Items]
Debt repurchase exit fee, percentage		0.15%		0.15%
Debt instrument exit fee, repurchased, non-securitized loan amount, maximum		$ 500		$ 500
REIT Warehouse | Minimum
Debt Instrument [Line Items]
Debt Instrument, interest rate basis, average purchased mortgage loans during pricing period, amount				$ 100,000
Debt instrument, interest rate during period				3.00%
REIT Warehouse | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate during period				3.50%
Debt instrument, interest rate basis, average purchased mortgage loans during pricing period, maximum amount				$ 100,000
REIT Warehouse | Funding Debt
Debt Instrument [Line Items]
Carrying Value		$ 42,106		$ 42,106		99,204
Total Debt Carried at Cost, Net						$ 99,182	0
Weighted Average Funding Cost		7.70%		7.70%		9.90%
Collateral Carrying Value		$ 38,510		$ 38,510		$ 99,016
Warehouse Facility 6
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				3.50%		3.50%
Debt repurchase exit fee, percentage		0.50%		0.50%		0.50%
Warehouse Facility 6 | Funding Debt
Debt Instrument [Line Items]
Carrying Value		$ 0		$ 0		$ 0
Total Debt Carried at Cost, Net							0
Weighted Average Funding Cost		0.00%		0.00%
Collateral Carrying Value		$ 0		$ 0		$ 0
Warehouse Facility 7
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						3.50%
Warehouse Facility 7 | Funding Debt
Debt Instrument [Line Items]
Carrying Value		$ 0		$ 0		$ 0
Total Debt Carried at Cost, Net						$ 0	0
Weighted Average Funding Cost		0.00%		0.00%		0.00%
Collateral Carrying Value		$ 0		$ 0		$ 0
Warehouse Facility 8 | Funding Debt
Debt Instrument [Line Items]
Carrying Value		$ 0		$ 0		0
Total Debt Carried at Cost, Net						$ 0	54,270
Weighted Average Funding Cost		0.00%		0.00%		0.00%
Collateral Carrying Value		$ 0		$ 0		$ 0
Warehouse Facility 9 | Funding Debt
Debt Instrument [Line Items]
Carrying Value		$ 0		$ 0		861
Total Debt Carried at Cost, Net						$ 861	0
Weighted Average Funding Cost		0.00%		0.00%		11.30%
Collateral Carrying Value		$ 0		$ 0		$ 0
Warehouse Facility 10
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				2.35%
Warehouse Facility 10 | Funding Debt
Debt Instrument [Line Items]
Carrying Value		$ 17,637		$ 17,637		0
Weighted Average Funding Cost		6.50%		6.50%
Collateral Carrying Value		$ 17,929		$ 17,929
Warehouse Facility 11 | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				1.75%
Warehouse Facility 11 | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				2.00%
Warehouse Facility 11 | Funding Debt
Debt Instrument [Line Items]
Carrying Value		$ 60,946		$ 60,946		0
Weighted Average Funding Cost		6.50%		6.50%
Collateral Carrying Value		$ 62,029		$ 62,029
Digital Asset Loan Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	13.50%
Debt instrument, interest rate, stated percentage		13.50%		13.50%
Digital Asset Loan Facility | Funding Debt
Debt Instrument [Line Items]
Carrying Value		$ 9,893		$ 9,893		0
Weighted Average Funding Cost		13.90%		13.90%
Collateral Carrying Value		$ 10,032		$ 10,032
Lender 1 | MSR Financing
Debt Instrument [Line Items]
Carrying Value		$ 40,000		$ 40,000		40,000
Total Debt Carried at Cost, Net						$ 39,781	0
Weighted Average Funding Cost		16.80%		16.80%		16.90%
Collateral Carrying Value		$ 65,907		$ 65,907		$ 69,542
Debt instrument, interest rate, stated percentage		16.50%		16.50%		16.50%
Retained Interest Facility | Financed Retained Interests
Debt Instrument [Line Items]
Carrying Value		$ 199,129		$ 199,129		$ 129,005
Total Debt Carried at Cost, Net						$ 128,101	$ 25,048
Weighted Average Funding Cost		6.60%		6.60%		6.60%
Collateral Carrying Value		$ 199,178		$ 199,178		$ 128,982
Retained Interest Facility | Financed Retained Interests | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				0.50%		0.50%
Retained Interest Facility | Financed Retained Interests | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				0.55%		0.55%
FCC Certificates
Debt Instrument [Line Items]
Total Debt Carried at Fair Value		1,156		$ 1,156		$ 0
Debt instrument, basis spread on variable rate				0.50%
Debt maturity period				20 years
Democratized Price YLDS
Debt Instrument [Line Items]
Total Debt Carried at Fair Value		$ 17,806		$ 17,806		$ 0
Debt average interest rate		9.00%		9.00%